                                     Johnson


                                  MUTUAL FUNDS



ANNUAL REPORT                                             DECEMBER 31, 1997








[] JOHNSON GROWTH FUND
[] JOHNSON OPPORTUNITY FUND
[] JOHNSON FIXED INCOME FUND
[] JOHNSON MUNICIPAL INCOME FUND



















                                             Investment Adviser:

                                             Johnson Investment Counsel, Inc.
                                             Cincinnati, Ohio 45247
                                                 513-385-4001
                                                 800-541-0170

--------------------------------------------------------------------------------
J0HNSON MUTUAL FUNDS                                          DECEMBER 31, 1997
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



Our Message to You............................................................................1

Performance Review and Management Discussion
    Growth Fund...............................................................................2
    Opportunity Fund..........................................................................3
    Fixed Income Fund.........................................................................4
    Municipal Income Fund.....................................................................5

Portfolio of Investments
    Growth Fund.............................................................................6-8
    Opportunity Fund.......................................................................9-11
    Fixed Income Fund.....................................................................12-14
    Municipal Income Fund.................................................................15-17

Statement of Assets and Liabilities..........................................................18

Statement of Operations......................................................................19

Statement of Changes in Net Assets
    Stock Funds..............................................................................20
    Bond Funds...............................................................................21

Financial Highlights
    Growth Fund..............................................................................22
    Opportunity Fund.........................................................................23
    Fixed Income Fund........................................................................24
    Municipal Income Fund....................................................................25

Notes to the Financial Statements.........................................................26-28

Report of Independent Auditors...............................................................29

Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors..............Back page

--------------------------------------------------------------------------------
OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

                                                     February 20, 1998



Dear Shareholder:

Stock investors enjoyed another year of excellent performance in 1997, exceeding even the most optimistic of expectations. We are pleased to report that the Johnson Growth Fund's equity performance surpassed the returns of the Standard and Poor's 500 Index without sacrificing quality or skewing the portfolio toward any one sector of the market. As concerns about Southeast Asia captured the headlines, investors looked towards companies with stable earnings growth and strong fundamentals. This "flight to quality" in conjunction with good stock selection contributed to our excellent performance in 1997. The Opportunity Fund's solid performance is illustrated on page three for your review as well.

The Asian crisis also positively impacted the U.S. bond market in 1997. Interest rates fell amid concerns that Asian economic woes would translate into a slowdown in U.S. economic growth. Bond investors flocked to the safe haven offered by the U.S. market. In this uncertain international environment, both the Fixed Income Fund and the Municipal Income Fund performed well as a result of the Funds' investments in high quality U.S. Securities.

Thank you again for the opportunity to assist you over the past year. We appreciate your continued confidence in our services and welcome your call should you have any questions or comments.

                                                     Sincerely,

                                             /s/ Timothy E. Johnson
                                                 Timothy E. Johnson, President

-------------------------------------------------------------------------------
GROWTH FUND, PERFORMANCE REVIEW                            December 31, 1997
--------------------------------------------------------------------------------
$30,000
$25,000
$20,000
$15,000
$10,000
 $5,000

             1993    1994    1995   1996   1997

         Growth Fund --- S&P 500 Index


For Periods Ended December 31, 1997:

                                                       Since
                           Average Annual            Inception
                          Total Returns(b)              (a)
                         ------------------          ---------
                         1 Year        3 Year         5 Years
                       ---------     ---------       ---------
Growth Fund              33.96%         27.22%         15.90%
S&P 500 Index            33.37%         31.16%         20.27%


(a) Inception of the Growth Fund was January 4, 1993. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poors 500 Index.

TOP TEN HOLDINGS:
----------------
Procter & Gamble Company                       4.3%
Mobil Corporation                              3.6%
Johnson & Johnson                              3.5%
General Electric Company                       3.3%
Computer Associates International Inc.         2.8%
Dresser Industries                             2.8%
Travelers Group Inc.                           2.7%
EMC Corporation                                2.6%
Merck and Company                              2.6%
Sara Lee Corporation                           2.6%


HOW DID THE GROWTH FUND PERFORM RELATIVE TO THE MARKET?

The rate of return on the Growth Fund for calendar year 1997 was 34.0%. That compares favorably to a return of 33.4% on the Standard & Poors 500 Index and 24.9% on the Dow Jones Industrial Average. The outperformance of the Growth Fund was primarily the result of good stock selection in many industries. The Growth Fund stocks outperformed in seven out of ten economic sectors. The largest relative contributions came from stocks in the basic industry, health care and finance sectors. The portfolio return was also helped by a market weighting in the finance sector and an overweighting in the health care sector, the two best performing industry sectors.

Another factor that helped relative performance during the last few months of the year was the increased interest by investors in owning the stocks of quality companies. Investors were uncertain of the impact that the Asian crisis would have on the U.S. economy and the profits of domestic corporations. As a result, those companies that were perceived to be strong enough to weather the effects of a stronger dollar and weaker foreign economies tended to be good relative performers. That trend was advantageous to the quality growth style of the Growth Fund.

  GROWTH FUND OBJECTIVE:    LONG-TERM CAPITAL GROWTH
  PRIMARY ASSET CATEGORY:    STOCKS OF LARGER-SIZED QUALITY GROWTH COMPANIES

-------------------------------------------------------------------------------
OPPORTUNITY FUND, PERFORMANCE REVIEW                        DECEMBER 31, 1997
--------------------------------------------------------------------------------


$25,000
$20,000
$15,000
$10,000
 $5,000

             1993    1994    1995   1996   1997

         Opportunity Fund --- S&P MidCap Index

For Periods Ended December 31, 1997:
                                                   Since
                               Average Annual    Inception
                              Total Returns(b)       (a)
                              ---------------    ----------
                              1 Year   3 Year    3.6 Years
                              ------   ------    ---------
Opportunity Fund              27.26%   25.20%     22.07%
S&P MidCap Index              32.24%   27.33%     23.51%


(a) Inception of the Opportunity Fund was May 16, 1994. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Standard & Poors MidCap Index.

TOP TEN HOLDINGS:
----------------
Southtrust Corporation           4.3%
Dollar General Corporation       3.1%
USA Waste Services, Inc.         3.1%
Transatlantic Holdings, Inc.     3.0%
G & K Services, Inc., Class A    2.9%
Tidewater Inc.                   2.8%
Reliastar Financial Corporation  2.7%
Arbor Drugs, Inc.                2.6%
Bank of New York Co., Inc.       2.6%
Ecolab Inc.                      2.6%

HOW DID THE OPPORTUNITY FUND PERFORM RELATIVE TO THE MARKET?

The Opportunity Fund had a return of 27.3% in 1997. That compares to a return of 32.2% for the Standard & Poors Midcap Index. While the Opportunity Fund return was lower than that of this S&P index, it compares very favorably with the return of 19.6% for the Lipper average for midcap stock funds. There occurred a very large divergence in returns of midcap growth and value stocks. The midcap value stocks had a return of about 34% versus a return of about 23% for midcap growth stocks. The Opportunity Fund has a strong bias toward growth stocks. Performance in the midcap index was very concentrated in three sectors; consumer staples, finance and transportation. Finance was the best performing sector with a return of over 65%. The Opportunity Fund consistently had an overweighting in finance during the year, helping the relative performance. Health care was the worst performing midcap sector for the second year in a row. The Opportunity Fund had a slight overweighting in the sector during most of the year but benefited from good stock selection.

  OPPORTUNITY FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION
      PRIMARY ASSET CATEGORY: STOCKS OF MEDIUM/SMALL-SIZED GROWTH COMPANIES

-------------------------------------------------------------------------------
FIXED INCOME FUND, PERFORMANCE REVIEW                        DECEMBER 31, 1997
--------------------------------------------------------------------------------


$14,000
$12,000
$10,000
 $8,000

             1993    1994    1995   1996   1997

--Fixed Income fund
--Lehman Intermediate Government/Corporate Index


Periods Ended December 31, 1997:

                                                 Since
                        Average Annual        Inception
                        Total Returns(b)         (a)
                        ------------------    ---------
                        1 Year      3 Year    5 Years
                        ------      ------    -------
Fixed Income Fund        8.44%      9.59%      6.47%
Lehman Int. Index        7.87%      9.00%      6.58%


(a) Inception of the Fixed Income Fund was January 4, 1993. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Intermediate Government Corporate Index.


        Quality Allocation

50%

40%

30%

20%

10%

 0%

          AAA     AA     A     BBB


HOW DID THE FIXED INCOME FUND PERFORM RELATIVE TO THE MARKET?

For the calendar year 1997, the Fixed Income Fund provided a total return of 8.4%, compared to 7.9% for the Lehman Intermediate Government Corporate Bond Index. Following a mild interest rate hike by the Fed in March, monetary policy remained on hold for the remainder of the year. As the threat of tighter monetary policy diminished, the bond market was able to improve. However, as the year continued, even more favorable news for the market surfaced in the form of diminishing inflation pressures. For the entire year, the Consumer Price Index increased only 1.7%, its best showing since 1986. Progress on the budget deficit also helped to push interest rates lower, with many analysts now projecting a budget surplus from much stronger-than-expected tax revenues. Finally, in the fourth quarter, the Asian crisis caused investors to pour money into the U.S. Treasury market as financial markets overseas plummeted. Each of these factors combined to push Treasury prices higher and interest rates lower. In this environment, the Fixed Income Fund was able to perform well compared to the Lehman Intermediate Index due to its quality focus and its slightly longer-weighted average maturity.

 FIXED INCOME FUND OBJECTIVE:    INCOME AND CAPITAL PRESERVATION
      PRIMARY ASSET CATEGORY:    INVESTMENT-GRADE GOVERNMENT/CORPORATE BONDS

-------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PERFORMANCE REVIEW                   DECEMBER 31, 1997
--------------------------------------------------------------------------------

$14,000

$12,000

$10,000

 $8,000
         1994      1995      1996     1997

-- Municipal Income Fund
-- Lehman Five-Year G.O. Municipal Index



For Periods Ended December 31, 1997:
                                                Since
                        Average Annual        Inception
                        Total Returns(b)         (a)
                        ------------------   -----------
                        1 Year      3 Year    3.6 Years
                        ------      ------    ---------
Municipal Income Fund    6.23%       6.80%     5.83%
Lehman G.O. Index        6.49%       7.55%     6.55%


(a) Inception of the Municipal Income Fund was May 16, 1994. The data represented herein and below represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

(b) The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.



        Quality Allocation

60%

50%

40%

30%

20%

10%

 0%

          AAA     AA     A     NR

HOW DID THE MUNICIPAL INCOME FUND PERFORM RELATIVE TO THE MARKET?

Compared to the volatility of the taxable bond market, yields on municipal securities were relatively stable in the first half of 1997. But in the second half, and during the fourth quarter in particular, yields on municipal bonds fell as the general level of interest rates dropped. These falling yields pushed up prices and boosted the returns of municipals to exceed their coupon. In this environment, the Municipal Income Fund was able to improve its relative performance due to its slightly longer-weighted average maturity. However, the Fund had a slightly lower return than that of the Lehman Five-Year Municipal Bond Index due to the expenses on the Fund that are not on the Index.

As has been the case since its inception, the credit quality of the Municipal Income Fund remains very good. More than 75% of the securities in the Fund are rated in one of the two highest quality rating categories (either "AAA" or "AA"), with over half actually receiving the highest quality rating. In addition, approximately 95% of the income generated by the Fund is the result of investments in Ohio municipalities. As a result, in addition to being exempt from Federal income taxes, most of the income earned is also exempt from Ohio State Income Tax.



   MUNICIPAL INCOME FUND OBJECTIVE:    TAX-FREE INCOME AND CAPITAL PRESERVATION
            PRIMARY ASSET CATEGORY:    INTERMEDIATE-TERM OHIO MUNICIPAL BONDS

-------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                       DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Common Stocks                                    Number of Shares  Dollar Value
     -------------                                    ----------------  ------------
     Beverages
        Whitman Corporation                               19,000             495,188
                                                                       --------------
          Total Beverages - 1.6% . . . . . . . . . . . . . . . . . .   $    495,188

     Chemicals
        Air Products & Chemicals, Inc.                     7,300             600,425
                                                                       --------------
          Total Chemicals - 1.9% . . . . . . . . . . . . . . . . . .   $     600,425

     Chemicals - Specialty
        Avery Dennison Corporation                        13,000             581,750
        Ecolab Inc.                                       12,000             665,250
                                                                       --------------
          Total Chemicals - Specialty - 3.9% . . . . . . . . . . . .   $   1,247,000

     Computer Hardware
        Compaq Computer Corporation                       13,500             761,906
        Sun Microsystems Inc.*                            19,600             781,550
                                                                       --------------
          Total Computer Hardware - 4.8% . . . . . . . . . . . . . .   $   1,543,456

     Computer Networking
        Cisco Systems Inc.*                               12,900             719,175
                                                                       --------------
          Total Computer Networking - 2.3% . . . . . . . . . . . . .   $     719,175

     Computer Software
        Computer Associates International, Inc.           16,950             896,231
        EMC Corporation*                                  30,000             823,125
        Microsoft Corporation*                             4,600             594,550
                                                                       --------------
          Total Computer Software - 7.3% . . . . . . . . . . . . . .   $   2,313,906

     Electrical Equipment
        General Electric Company                          14,200           1,041,925
                                                                       --------------
          Total Electrical Equipment - 3.3% . . . . . . . . . . . .    $   1,041,925

     Electronics - Semi-Conductors
        Intel Corporation                                  9,600             674,400
                                                                       --------------
          Total Electronics - Semi-Conductors - 2.1% . . . . . . . .   $     674,400

     Energy Services
        Dresser Industries                                21,000             880,688
                                                                       --------------
          Total Energy Services - 2.8% . . . . . . . . . . . . . . .   $     880,688

     Financial - Equipment
        Diebold Inc.                                      13,000             658,125
                                                                       --------------
          Total Financial - Equipment - 2.1% . . . . . . . . . . . .   $     658,125

     Financial - Insurance
        Conseco Inc.                                      14,000             636,125
        Travelers Group Inc.                              16,100             867,388
                                                                       --------------
          Total Financial - Insurance - 4.7% . . . . . . . . . . . .   $   1,503,513

     Financial - Miscellaneous
        Fannie Mae                                        13,000             741,813
                                                                       --------------
          Total Financial - Miscellaneous - 2.3% . . . . . . . . . .   $     741,813

        *Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                       DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Common Stocks                                    Number of Shares  Dollar Value
     -------------                                    ----------------  ------------
     Financial - Regional Banks
        Comerica Inc.                                      7,500             676,875
        Fifth Third Bancorp                                9,000             735,750
        Nationsbank Corporation                            9,800             595,963
        Regions Financial Corporation                     19,000             801,562
                                                                       --------------
          Total Financial - Regional Banks - 8.8% . . . . . . . . . .  $   2,810,150

     Foods and Food Retailers
        Hershey Foods Corporation                         10,200             631,762
        Nabisco Holdings Corporation                      12,200             590,938
        Sara Lee Corporation                              14,800             833,425
        Sysco Corporation                                 13,590             619,194
                                                                       --------------
          Total Foods and Food Retailers - 8.4% . . . . . . . . . . .  $   2,675,319

     Health Care - Products
        Johnson and Johnson                               17,000           1,119,875
        Medtronic Corporation                             14,200             742,837
                                                                       --------------
          Total Health Care - Products - 5.8% . . . . . . . . . . . . $    1,862,712

     Health Care - Drugs
        Merck and Company                                  7,800             828,750
        Pfizer, Inc.                                       8,300             618,869
        Schering-Plough Corporation                       11,400             708,225
        Smithkline Beecham PLC ADR                        15,400             792,137
                                                                       --------------
          Total Health Care - Drugs - 9.2% . . . . . . . . . . . . .   $   2,947,981

     Household Products
        Gillette Company                                   6,557             658,569
        Procter & Gamble Company                          17,000           1,356,812
                                                                       --------------
          Total Household Products - 6.3% . . . . . . . . . . . . . .  $   2,015,381

     Industrial Services
        Cintas Corporation                                18,000             702,000
                                                                       --------------
          Total Industrial Services - 2.2% . . . . . . . . . . . . .   $     702,000

     Manufacturing
        Dover Corporation                                 22,000             794,750
                                                                       --------------
          Total Manufacturing - 2.5% . . . . . . . . . . . . . . . .   $     794,750

     Petroleum
        Marathon Group Inc. (USX)                         17,000             573,750
        Mobil Corporation                                 16,000           1,155,000
                                                                       --------------
          Total Petroleum - 5.4% . . . . . . . . . . . . . . . . . .   $   1,728,750

     Retailing
        Sherwin Williams Company, (The)                   21,000             582,750
        Staples Inc.*                                     22,000             610,500
        Walgreen Company                                  22,000             690,250
                                                                       --------------
          Total Retailing - 5.9% . . . . . . . . . . . . . . . . . .   $   1,883,500

        *Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                       DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Common Stocks                                    Number of Shares  Dollar Value
     -------------                                    ----------------  ------------

     Savings and Loans
        Washington Mutual, Inc.                            8,300             529,644
                                                                       --------------
          Total Savings and Loans - 1.7% . . . . . . . . . . . . . .   $     529,644

     Textile - Apparel
        The Warnaco Group Inc.                            21,500             674,563
                                                                       --------------
          Total Textile - Apparel - 2.1% . . . . . . . . . . . . . .   $     674,563

     Transportation
        Burlington Northern, Inc.                          5,200             483,275
                                                                       --------------
          Total Transportation - 1.5% . . . . . . . . . . . . . . . .  $     483,275

     Total Common Stocks - 98.9% . . . . . . . . . . . . . . . . . .   $  31,527,639
        (Common Stock Identified Cost $22,156,376)

     Cash Equivalents
        Federated U.S. Treasury Cash Reserves Money Market Fund              340,819
                                                                       --------------
          Total Cash Equivalents - 1.1% . . . . . . . . . . . . . . .  $     340,819
              (Cash Equivalents Identified Cost $340,819)

     Total Portfolio Value - 100.0% . . . . . . . . . . . . . . . . .  $  31,868,458
        (Total Portfolio Identified Cost $22,497,195)

        Other Assets Less Liabilities . . . . . . . . . . . . . . . .  $      32,320

     Total Net Assets . . . . . . . . . . . . . . . . . .  . . . . .   $  31,900,778

        *Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
OPPORTUNITY FUND PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1997
-------------------------------------------------------------------------------



Common Stocks                                   Number of Shares  Dollar Value
-------------                                   ----------------  ------------
Beverages
    Coca-Cola Bottling Company Consolidated          11,500            793,500
                                                                 --------------
       Total Beverages - 2.3% . . . . . . . . . . . . . . . . .$       793,500

Building Materials
    Medusa Corporation                               18,000            752,625
                                                                 --------------
       Total Building Materials - 2.1% . . . . . . . . . . . . $       752,625

Chemicals
    Cabot Corporation                                14,000            386,750
    Ecolab Inc.                                      16,500            914,719
    M.A. Hanna Company                               20,325            513,206
    RPM, Inc.                                        31,250            476,563
                                                                 --------------
       Total Chemicals - 6.5% . . . . . . . . . . . . . . . . .$     2,291,238

Computer Software
    BMC Software, Inc*                                7,000            459,375
    Sterling Commerce Inc.*                          14,555            559,458
    Sungard Data Systems, Inc.*                      20,000            620,000
    Weatherford Enterra, Inc.*                       14,500            634,375
                                                                 --------------
       Total Computer Software - 6.5% . . . . . . . . . . . . .$     2,273,208

Computer Systems
    EMC Corporation*                                 28,000            768,250
    Ingram Micro, Inc.*                              20,350            592,694
    Lexmark International Group, Inc.*               21,000            798,000
    Sequent Computer Systems, Inc.*                  27,500            550,000
                                                                 --------------
       Total Computer Systems - 7.7% . . . . . . . . . . . . . $     2,708,944

Electronics - Semiconductors
    Adaptec, Inc.*                                   12,000            445,500
    Xilinx, Inc.*                                    17,000            596,063
                                                                 --------------
       Total Electronics - Semiconductors - 3.0% . . . . . . . $     1,041,563

Energy Services
    Devon Energy Corporation                         19,000            731,500
    Smith International, Inc.*                        7,000            429,625
    Tidewater Inc.                                   18,000            992,250
                                                                 --------------
       Total Energy Services - 6.1% . . . . . . . . . . . . . .$     2,153,375

Financial - Brokerage
    Provident Financial Group                        10,000            485,000
                                                                 --------------
       Total Financial - Brokerage - 1.4% . . . . . . . . . . .$       485,000

Financial - Insurance
    AON Corporation                                  13,300            779,713
    MBIA, Inc.                                       12,400            828,475
    Reliastar Financial Corporation                  23,200            955,550
    Transatlantic Holdings, Inc.                     14,750          1,054,625
                                                                 --------------
       Total Financial - Insurance - 10.3% . . . . . . . . . . $     3,618,363


        *Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
OPPORTUNITY FUND PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Common Stocks                               Number of Shares  Dollar Value
     -------------                               ----------------  ------------
Financial - Miscellaneous
    Arden Realty Group                               13,000            399,750
    Bay Apartment Communities, Inc.                  10,000            390,000
                                                                 --------------
       Total Financial - Miscellaneous - 2.3% . . . . . . . . .$       789,750

Financial - Regional Banks
    Bank of New York Co., Inc.                       15,800            913,438
    Southtrust Corporation                           23,800          1,509,813
    St. Paul Bancorp Inc.                            18,000            472,500
                                                                 --------------
       Total Financial - Regional Banks - 8.3% . . . . . . . . $     2,895,751

Foods and Food Retailers
    Tootsie Roll Industries                          12,300            768,750
                                                                 --------------
       Total Foods and Food Retailers - 2.2% . . . . . . . . . $       768,750

Health Care - Drugs
    Elan Corporation PLC, ADR*                       10,000            511,875
    Forest Lab. Inc. Class A*                        12,600            621,338
    Mylan Laboratories                               26,700            559,031
                                                                 --------------
       Total Health Care - Drugs - 4.8% . . . . . . . . . . . .$     1,692,244

Health Care - Products
    Hologic, Inc.*                                   21,000            434,437
    Safeskin Corporation*                             7,500            425,625
                                                                 --------------
       Total Health Care - Products - 2.5% . . . . . . . . . . $       860,062

Health Care - Services
    Stewart Enterprises                              14,000            652,750
                                                                 --------------
       Total Health Care - Services - 1.9% . . . . . . . . . . $       652,750

Industrial Services
    G & K Services, Inc., Class A                    23,900          1,003,800
                                                                 --------------
       Total Industrial Services - 2.9% . . . . . . . . . . . .$     1,003,800

Machinery
    Kennametal, Inc.                                 13,500            699,469
    Waterlink, Inc.*                                 35,000            577,500
                                                                 --------------
       Total Machine Tools - 3.6% . . . . . . . . . . . . . . .$     1,276,969


Natural Gas
    National Fuel Gas Company                         8,000            389,500
                                                                 --------------
       Total Natural Gas - 1.1% . . . . . . . . . . . . . . . .$       389,500

Office Supplies
    Herman Miller, Inc.                              32,000            766,000
    Office Depot, Inc.*                              13,500            736,593
    Staples, Inc.*                                   16,500            457,875
                                                                 --------------
       Total Office Supplies - 5.6% . . . . . . . . . . . . . .$     1,960,468

Restaurants
    Wendy's International, Inc.                      26,500            637,656
                                                                 --------------
       Total Restaurants - 1.8% . . . . . . . . . . . . . . . .$       637,656

        *Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
OPPORTUNITY FUND PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Common Stocks                               Number of Shares  Dollar Value
     -------------                               ----------------  ------------
Retailing
    Arbor Drugs, Inc.                                49,500            915,750
    Dollar General Corporation                       30,312          1,098,810
    Gap, Inc.                                        23,250            823,921
                                                                 --------------
       Total Retailing - 8.1% . . . . . . . . . . . . . . . . .$     2,838,481

Telecommunication Services
    Century Telephone Enterprises                    13,000            647,562
                                                                 --------------
       Total Telecommunication Services - 1.8% . . . . . . . . $       647,562

Transportation Services
    Air Express International                        15,000            457,500
                                                                 --------------
       Total Transportation Services - 1.3% . . . . . . . . . .$       457,500

Textile - Apparel
    St. John Knits, Inc                              18,000            720,000
                                                                 --------------
       Total Textile Apparel - 2.1% . . . . . . . . . . . . . .        720,000

Waste Management
    U.S.A. Waste Services, Inc.*                     27,950          1,097,037
                                                                 --------------
       Total Waste Management - 3.1% . . . . . . . . . . . . . $     1,097,037

Total Common Stocks - 99.3% . . . . . . . . . . . . . . . . . .$    34,806,096
    (Common Stock Identified Cost $25,462,465)

Cash Equivalents
    Federated U.S. Treasury Cash Reserves Money Market Fund            251,356
                                                                 --------------
       Total Cash Equivalents - 0.7% . . . . . . . . . . . . . $       251,356
          (Cash Equivalents Identified Cost $251,356)

Total Portfolio Value - 100.0% . . . . . . . . . . . . . . . . $    35,057,452
    (Total Portfolio Identified Cost $25,713,821)

    Other Assets Less Liabilities . . . . . . . . . . . . . . .$        (1,149)

Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . $    35,056,303

        *Non-dividend paying security.

    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
FIXED INCOME FUND PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Fixed Income Securities - Bonds                     Face Value      Dollar Value
     -------------------------------                  ----------------  ------------
     Bank Bonds - Major Regional
        Banc One Corporation, 9.875% Due 3/1/09             250,000           313,125
        Comerica Bank Subordinated Note, 6.875% Due 3/1/08  250,000           254,688
        First Union Corporation, 7.5% Due 7/15/06           400,000           425,500
        NBD Bancorp, 7.125% Due 5/15/07                     400,000           416,000
        PNC Funding Corporation, 6.875% Due 7/15/07         400,000           409,000
        Provident Bank, 6.375%, Due 1/15/04                 400,000           396,500
        Star Bank N.A., 6.625% Due 12/15/06                 400,000           402,500
                                                                         -------------
           Total Major Regional Banks - 14.1% . . . . . . . . . . . . .$    2,617,313

     Bank Bonds - Money Center
        BankAmerica Corporation, 6.625%, Due 10/15/07       350,000           351,750
        Bankers Trust NY Corporation, 7.15%, Due 8/14/12    400,000           409,500
        Republic New York Corporation, 7.25%  Due 7/15/02   200,000           207,000
                                                                         -------------
           Total Money Center Banks - 5.2% . . . . . . . . . . . . . . $      968,250

     Capital Equipment
        G.E. Corporation Medium Term Note,                  250,000           254,062
         6.87% Due 12/29/99
        Honeywell, Inc., 7.125% Due 4/15/08                 400,000           423,500
        IBM Corporation, 6.45%, Due 8/1/07                  300,000           303,375
        Motorola Inc., 7.6%, Due 1/1/07                     250,000           273,125
                                                                         -------------
           Total Capital Equipment - 6.8% . . . . . . . . . . . . . . .$    1,254,062

     Chemicals
        Hercules, Inc., 6.625% Due 6/1/03                   250,000           252,500
                                                                         -------------
           Total Chemicals - 1.4%  . . . . . . . . . . . . . . . . . . $      252,500

     Electric Utilities
        Carolina Power and Light Company, 6.75% Due 10/1/02 250,000           255,313
        Louisville Gas & Electric Company, 7.50% Due 7/1/02  25,000            25,312
        Midwest Power Corporation, 7.00% Due 2/15/05        200,000           206,750
        Pacific Gas & Electric Company, 6.875% Due 12/1/99   40,000            40,100
        Union Electric Power Co., First Mortgage,
         6.875% Due 8/1/04                                  200,000           206,750
                                                                         -------------
           Total Electric Utilities - 4.0% . . . . . . . . . . . . . . $      734,225

     Entertainment and Leisure
        Walt Disney Company, 5.80% Due 10/27/08             400,000           380,500
                                                                         -------------
           Total Entertainment and Leisure - 2.0%  . . . . . . . . . . $      380,500

     Financial - Insurance
        Allstate Insurance Company, 5.875% Due 6/15/98      250,000           250,122
                                                                         -------------
           Total Financial - Insurance - 1.3%  . . . . . . . . . . . . $      250,122

     Financial - Services
        American General Finance, 8.125% Due 8/15/09        120,000           135,000
        CIT Group Holdings, 8.375% Due 11/01/01             250,000           268,438
        G.E. Capital Corporation Medium Term Note,
         6.59% Due 1/15/98                                   30,000            30,007
        Household Finance Corporation Senior Note,
         6.875% Due 3/01/03                                 200,000           205,500
        International Lease Finance Corporation,
         6.50% Due 8/15/99                                  200,000           201,250
                                                                         -------------
           Total Financial - Services - 4.5% . . . . . . . . . . . . . $      840,195


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
FIXED INCOME FUND PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Fixed Income Securities - Bonds                     Face Value      Dollar Value
     -------------------------------                   ----------------  ------------
     Food and Beverage
        Pepsico, Inc. Medium Term Note, 5.463% Due 7/1/98   200,000           199,440
        Sara Lee Corporation, Medium Term Note,
         5.70% Due 7/14/00                                  250,000           248,125
                                                                         -------------
           Total Food and Beverage - 2.4% . . . . . . . . . . . . . . .$      447,565

     Foreign Utilities (U.S. Dollar Denominated)
        Hydro Quebec Medium Term Note, 6.98% Due 3/01/05    200,000           205,750
                                                                         -------------
           Total Foreign Utilities - 1.1%  . . . . . . . . . . . . . . $      205,750

     Mortgage Backed Securities - United States Government Agency Obligations
        Federal Farm Credit Bank Indexed Amortization Note
           Series G-02, 6.71% Due 3/25/02                   250,000           250,654
        Federal Home Loan Bank Indexed Amortization Note
           Series DJ-03, 6.625% Due 12/23/03                241,000           241,960
        Federal Home Loan Mortgage Corporation Indexed Amortization Note
           6.83%, Due 3/20/04                               300,000           302,402
        Federal Home Loan Mortgage Corporation, CMO Series 1639-PD
           5.60% Due 8/15/06                                250,000           248,009
        Federal Home Loan Mortgage Corporation, CMO Series 1660-G
           6.25% Due 7/15/07                                250,000           251,310
        Federal Home Loan Mortgage Corporation, 15 Year Gold
           7.00% Due 3/01/11                                354,213           359,637
        Government National Mortgage Association,
         7.00%, Due 12/15/25                                374,838           379,289
        Government National Mortgage Association,
         7.50%, Due 8/15/26                                 388,106           399,143
                                                                         -------------
           Total Mortgage Backed Securities-Government Agency-13.1%    $    2,432,404

     Newspaper/Publishing
        Scripps Howard Corporation, 7.375% Due 12/15/98     225,000           227,164
                                                                         -------------
           Total Newspaper/Publishing - 1.2% . . . . . . . . . . . . . $      227,164

     Petroleum
        Amoco Corporation Canada, 7.25% Due 12/1/02         200,000           209,750
        Texaco Capital, Inc., 6.875% Due 7/15/99            200,000           202,750
                                                                         -------------
           Total Petroleum - 2.2% . . . . . . . . . . . . . . . . . . .$      412,500

     Railroads
        CSX Transportation Equipment Trust,
         6.07% Due 3/15/01                                  200,000           198,500
        Union Pacific Corporation, 6.25% Due 3/15/99        250,000           250,313
                                                                         -------------
           Total Railroads - 2.4%  . . . . . . . . . . . . . . . . . . $      448,813

     Retailing
        Sherwin-Williams Company, 6.85% Due 2/1/07          550,000           572,688
        Wal-Mart Stores, Inc., 6.375% Due 3/1/03            200,000           202,750
                                                                         -------------
           Total Retailing - 4.2%  . . . . . . . . . . . . . . . . . . $      775,438

     Real Estate Investment Trusts
        Merry Land & Investment Company, Inc.,
         7.25% Due 6/15/05                                  400,000           408,000
                                                                         -------------
           Total Real Estate Investment Trusts - 2.2%  . . . . . . . . $      408,000



    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
FIXED INCOME FUND PORTFOLIO OF INVESTMENTS                     DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Fixed Income Securities - Bonds                     Face Value     Dollar Value
     -------------------------------                   ----------------  ------------

     Telecommunications
        Cincinnati Bell, Inc., 6.24% Due 12/30/03           250,000           248,750
        GTE Corporation, 7.51%, Due 4/1/09                  400,000           432,000
        New York Telephone Co., 5.875% Due 9/1/03           200,000           196,750
        Southwestern Bell Corporation, 6.375% Due 4/1/01    200,000           201,000
                                                                         -------------
           Total Telecommunications - 5.8% . . . . . . . . . . . . . . $    1,078,500

     United States Government Agency Obligations
        Federal Home Loan Bank, 6.10% Due 12/13/10          250,000           249,232
        Federal Home Loan Bank, 7.03% Due 5/6/11            250,000           268,545
        Federal Home Loan Mortgage Association,
         6.005% Due 12/8/05                                 200,000           199,428
        Federal Home Loan Mortgage Corporation,
         6.55% Due 1/4/00                                   200,000           202,876
        Federal Home Loan Mortgage Corporation,
         8.155% Due 3/9/05                                  150,000           150,578
        Federal Home Loan Mortgage Corporation,
         5.95% Due 1/19/06                                  400,000           397,468
        Federal National Mortgage Association,
         6.10% Due 2/10/00                                  250,000           251,545
        Federal National Mortgage Association,
         7.50% Due 2/11/02                                  200,000           211,106
        Federal National Mortgage Association,
         7.55% Due 4/22/02                                  200,000           211,876
        Federal National Mortgage Association,
         7.80% Due 3/29/05                                  200,000           206,234
        Federal National Mortgage Association,
         5.80% Due 2/22/06                                  450,000           442,814
                                                                         -------------
            Total United States Government Agency Obligations - 15.0%. $    2,791,702

     United States Government Obligations
        United States Treasury Note, 8.50% Due 11/15/00     350,000           375,564
        United States Treasury Note, 7.875% Due 8/15/01     400,000           427,512
        United States Treasury Note, 7.50% Due 11/15/01     200,000           211,968
        United States Treasury Note, 7.875% Due 11/15/04    325,000           363,308
        United States Treasury Note, 6.875% Due 5/15/06     200,000           213,952
        United States Treasury Bond, 6.25% Due 2/15/07      250,000           257,882
                                                                         -------------
           Total United States Government Obligations - 10.0% . . . . .$    1,850,186

     Total Fixed Income - Bonds - 98.9% . . . . . . . . . . . . . . . .$   18,375,189
        (Fixed Income Identified Cost $17,908,773)

     Cash Equivalents
        Federated U.S. Treasury Cash Reserves                                 202,811
                                                                         -------------
           Total Cash Equivalents - 1.1%. . . . . . . . . . . . . . . .$      202,811
             (Cash Equivalents Identified Cost $202,810)

     Total Portfolio Value - 100.0% . . . . . . . . . . . . . . . . . .$   18,578,000
        (Total Portfolio Identified Cost $18,111,583)

        Other Assets Less Liabilities . . . . . . . . . . . . . . . . .$      296,884

     Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . .$   18,874,884


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Fixed Income Securities - Municipal Bonds           Face Value       Dollar Value
     -----------------------------------------         ----------------  ------------
General Obligation - City
   Akron, Ohio, 5.00% Due 12/1/05                         100,000        103,975
   Cincinnati, Ohio, 5.25% Due 12/1/00                     50,000         51,584
   Cleveland, Ohio, (AMBAC Insured), 4.9% Due 9/1/02       50,000         51,528
   Columbus, Ohio, 12.375% Due 2/15/07                     25,000         39,400
   Loveland, Ohio, 4.9% Due 12/1/08                       100,000        103,462
   Vandalia, Ohio, 4.80% Due 12/1/03                       75,000         77,432
   Westlake, Ohio, 4.90% Due 12/1/04                       50,000         51,680
                                                                     ------------
       Total General Obligation - City - 12.4% . . . . . . . . . . $     479,061

General Obligation - County
   Anderson Township, Ohio Park District 5.10% Due 3/1/99 100,000        100,885
   Belmont County, Ohio (MBIA Insured),
     5.10% Due 12/1/05                                     50,000         52,488
   Butler County, Ohio Infrastructure Special Assessment
     (AMBAC Insured), 4.90% Due 12/1/98                    50,000         50,473
   Delaware County, Ohio, 5.25% Due 12/1/06                50,000         52,774
   Fayette County, Ohio, 5.10% Due 12/1/03                 40,000         41,326
   Hamilton County, Ohio Museum Center
     Building Improvement, 5.75% Due 12/1/00               50,000         52,303
   Medina County, Ohio 12.625% Due 12/1/99                 25,000         28,895
   Montgomery County, Ohio 5.30% Due 12/1/00               75,000         77,623
   Portage County, Ohio 5.15% Due 12/1/07                  75,000         79,502
   Trumbull County, Ohio, 5.25% Due 12/1/05                50,000         53,260
   Washington Township, Ohio, 4.65% Due 12/1/05            75,000         75,595
                                                                     ------------
       Total General Obligation - County - 17.2% . . . . . . . . . $     665,124

Higher Education
   Ohio State Higher Education Facilities, Denison University,
     4.90% Due 11/01/05                                    75,000         77,612
   University of Cincinnati, Ohio General Receipts,
    4.75% Due  6/1/06                                      50,000         51,118
                                                                     ------------
       Total Higher Education - 3.3% . . . . . . . . . . . . . . . $     128,730

Hospital/Health
   Episcopol Retirement Homes, Ohio Hospital Facility
     Revenue, 5.00% Due 1/1/15                            100,000        101,987
   Franklin County, Ohio Hospital, The Children's Hospital
     Project, 5.20% Due 11/1/04                            50,000         52,570
   Hamilton County, Ohio Hospital Facility Revenue,
    6.35% Due 1/1/98                                       50,000         50,000
   Hamilton County, Ohio Hospital Facility Revenue, Children's Hospital
     (FGIC Insured), 5.00% Due 5/15/06                     50,000         51,978
   Lorain County, Ohio Hospital Facility Revenue Catholic Healthcare
     Partners (MBIA), 6.00% Due 9/1/07                     50,000         55,920
   Maumee, Ohio Hospital Facility Revenue, St. Lukes Hospital Project
     (AMBAC Insured), 4.90% Due 12/1/99                    50,000         50,806
                                                                     ------------
       Total Hospital/Health - 9.4% . . . . . . . . . . . . . . . .$     363,261


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Fixed Income Securities - Municipal Bonds           Face Value       Dollar Value
     -----------------------------------------         ----------------  ------------
Revenue Bonds - Transportation
   Butler County Transportation Improvement, (FSA Insured)
     5.50% 4/1/09                                         100,000        107,604
                                                                     ------------
       Total Revenue Bonds - Transportation - 2.8% . . . . . . . . $     107,604

Revenue Bonds - Electric
   Weatherford, Texas Utility System Revenue,
     (MBIA Insured), 5.10% Due 9/1/03                      50,000         52,025
                                                                     ------------
       Total Revenue Bonds - Electric - 1.3% . . . . . . . . . . . $      52,025

Revenue Bonds - Water and Sewer
   Akron, Ohio Sewer System, (MBIA Insured)
     5.50% Due 12/1/07                                     50,000         54,250
   Cleveland, Ohio Waterworks First Mortgage,
     Series G (MBIA Insured), 5.25% Due 1/1/04             50,000         52,528
   Lorain, Ohio Water System, (AMBAC Insured),
     4.75% Due 4/01/04                                     50,000         51,263
   Miamisburg, Ohio Sewer System (AMBAC Insured),
     4.35% Due 11/15/02                                    50,000         50,349
   Montgomery County, Ohio Solid Waste (MBIA Insured)
     5.125% Due 11/1/08                                    50,000         52,150
   Southwest Ohio Regional Water District Waterworks
     5.25% Due 12/1/05                                     50,000         52,712
   Warren County, Ohio Water and Sewer Line Extension, Special
     Assessment Bonds, 5.50% Due 12/1/03                   50,000         53,383
                                                                     ------------
       Total Revenue Bonds - Water and Sewer - 9.5% . . . . . . . .$     366,635

School District
   Centerburg, Ohio, 5.25% Due 10/15/01                    40,000         41,378
   Centerville, Ohio, (FGIC Insured), 5.10% Due 12/1/03    50,000         52,453
   Cincinnati, Ohio (AMBAC Insured), 4.65% Due 12/01/99    50,000         50,697
   Cleveland, Ohio, (FGIC Insured), 5.40% Due 6/1/02       50,000         52,447
   Cook County, Illinois, (AMBAC Insured),
    5.20% Due 12/1/01                                      50,000         52,054
   Forest Hills, Ohio, 4.90% Due 12/01/04                 100,000        102,759
   Gallia County, Ohio, 5.00% Due 3/1/03                   25,000         25,512
   Gallia County, Ohio, 5.00% Due 3/1/04                   25,000         25,444
   Indian Valley, Ohio, (AMBAC Insured), 5.50% Due 12/1/06 50,000         54,105
   Olmsted Falls, Ohio, (FGIC Insured), 5.30% Due 12/15/00 50,000         51,730
   Southwestern City School District, Ohio,
    6.25% Due 12/1/05                                      50,000         54,389
   Stow, Ohio, 9.125% Due 12/1/99                          50,000         54,359
   West Geauga, Ohio, (AMBAC Insured), 5.45% Due 11/1/04   50,000         53,730
   Westlake, Ohio, 4.85% Due 12/1/03                      100,000        103,132
   Woodridge, Ohio, (AMBAC Insured), 5.45% Due 12/01/04    50,000         53,708
                                                                     ------------
       Total School District - 21.3% . . . . . . . . . . . . . . . $     827,897


    The accompanying notes are an integral part of the financial statements.
                               (see pages 26-28)

-------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS                DECEMBER 31, 1997
-------------------------------------------------------------------------------


     Fixed Income Securities - Municipal Bonds           Face Value       Dollar Value
     -----------------------------------------         ----------------  ------------
State Agency - Building Authority
   Ohio State Building Authority, Administration Building Fund
     6.40% Due 10/1/01                                     50,000         54,105
   Ohio State Building Authority, Administrative Building Fund
     (MBIA Insured), 5.40% Due 10/1/02                     90,000         94,633
   Ohio State Building Authority, Correctional Facilities,
     Prerefunded to 3/1/99 at 102, 7.30% Due 3/1/02        50,000         52,822
   Ohio State Building Authority, Ohio Center For The Arts,
     5.45% Due 10/1/07                                    100,000        108,192
   Ohio State Building Authority, State Correctional Facilities
     6.50% Due 10/1/01                                     50,000         54,258
                                                                     ------------
       Total State Agency - Building Authority - 9.4% . . . . . . .$     364,010

State Agency - Education
   Ohio State Elementary and Secondary Education
     (FSA Insured), 5.0% Due 12/1/07                      100,000        104,237
   Ohio State Higher Education Facilities (AMBAC Insured)
     4.70% Due 6/1/00                                      75,000         76,085
   Ohio State Higher Education Facilities,
    5.90% Due 12/1/05                                      50,000         53,597
                                                                     ------------
       Total State Agency - Education - 6.0% . . . . . . . . . . . $     233,919

State Agency - Water Development Authority
   Ohio State Water Development Authority (MBIA Insured),
     5.00% Due 12/1/98                                     50,000         50,543
   Ohio State Water Development Authority (MBIA Insured),
     5.50% Due 6/1/01                                      50,000         52,184
                                                                     ------------
       Total State Agency - Water Development Authority - 2.7% . . $     102,727

Total Fixed Income - Municipal Bonds - 95.3% . . . . . . . . . . . $   3,690,993
     (Municipal Bonds Identified Cost $3,569,227)

Cash Equivalents
   Federated Ohio Municipal Cash Trust                                   180,495
                                                                     ------------
     Total Cash Equivalents - 4.7% . . . . . . . . . . . . . . . . $     180,495
       (Cash Identified Cost  $180,495)

Total Portfolio Value - 100.0% . . . . . . . . . . . . . . . . . . $   3,871,488
     (Total Portfolio Identified Cost $3,749,722)

   Other Assets Less Liabilities . . . . . . . . . . . . . . . . . $      35,015

Total Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . $   3,906,503

                 The accompanying notes are an integral part of
                    financial statements. (see pages 26-28)

-------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                          December 31, 1997
-------------------------------------------------------------------------------

                                                Stock Funds                         Bond Funds
                                        -----------------------------     ------------------------------
                                                                             Fixed           Municipal
                                          Growth         Opportunity         Income            Income
                                           Fund              Fund             Fund              Fund
                                        ------------     ------------     ------------      ------------
ASSETS:
Investment Securities                   $ 31,868,458     $ 35,057,452     $ 18,578,000      $  3,871,488
  at Market Value*
Dividends and Interest Receivable             50,282           22,913          310,493            37,405
Receivable for Securities Sold                 4,112
                                        ------------     ------------     ------------      ------------
   TOTAL ASSETS ....................... $ 31,922,852     $ 35,080,365     $ 18,888,493      $  3,908,893

LIABILITIES;
Investment Securities Purchased
Dividends Payable
Accrued Management Fees                       22,074           24,062           13,609             2,390
                                        ------------     ------------     ------------      ------------
   TOTAL LIABILITIES .................. $     22,074     $     24,062     $     13,609      $      2,390

NET ASSETS ............................ $ 31,900,778     $ 35,056,303     $ 18,874,884      $  3,906,503

NET ASSETS CONSIST OF:
Paid in Capital                           22,529,268       25,712,664       18,425,437         3,784,737
Undistributed Net
  Investment Income                              244                5                0                 0
Undistributed Net Realized Gain
  (Loss) from Security Transactions                3                3          (16,970)                0
Net Unrealized Gain (Loss)
  on Investments                           9,371,263        9,343,631          466,417           121,766
                                        ------------     ------------     ------------      ------------
NET ASSETS ............................ $ 31,900,778     $ 35,056,303     $ 18,874,884      $  3,906,503

Shares Outstanding                         1,257,105        1,325,942        1,191,850           245,982

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE ............. $      25.38     $      26.44     $      15.84      $      15.88

Identified Cost ....................... $ 22,497,195     $ 25,713,821     $ 18,111,583      $  3,749,722




The accompanying notes are an integral part of the financial statements. (see pages 26-28)

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                        DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                     Stock Funds                      Bond Funds
                                            ----------------------------      ----------------------------
                                                                                Fixed           Municipal
                                               Growth        Opportunity        Income           Income
                                                Fund            Fund             Fund             Fund
                                            -----------      -----------      -----------      -----------
                                                Period         Period           Period            Period
                                                Ended           Ended           Ended             Ended
                                              12/31/97         12/31/97        12/31/97          12/31/97
                                            -----------      -----------      -----------      -----------
Investment Income:
   Interest                                 $    43,019      $    49,302      $ 1,139,880      $   166,271
   Dividends                                    398,539          268,628                0                0
                                            -----------      -----------      -----------      -----------
    Total Investment Income ..............  $   441,558      $   317,930      $ 1,139,880          166,271

EXPENSES:
   Gross Management Fee                         353,406          381,961          201,287           39,412
   Management Fee Waiver
    (See accompanying note #3)                  (89,711)         (96,959)         (52,510)         (17,821)
                                            -----------      -----------      -----------      -----------
    TOTAL EXPENSES .......................  $   263,695      $   285,002      $   148,777      $    21,591

Net Investment Income ....................  $   177,863      $    32,928      $   991,103      $   144,680

Realized and Unrealized Gains (Losses):
   Net Realized Gain (Loss) from
    Security Transactions                     3,181,316        2,847,393           34,654            1,607
   Net Unrealized Gain (Loss)
    on Investments                            4,619,375        4,342,324          415,756           71,818
                                            -----------      -----------      -----------      -----------
NET GAIN (LOSS) ON INVESTMENTS ...........  $ 7,800,691      $ 7,189,717      $   450,410      $    73,425

NET INCREASE IN ASSETS
   FROM OPERATIONS .......................  $ 7,978,554      $ 7,222,645      $ 1,441,513      $   218,105



The accompanying notes are an integral part of the financial statements. (see pages 26-28)

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                             DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                      Stock Funds
                                          ------------------------------------------------------------------
                                                    Growth Fund                      Opportunity Fund
                                          ------------------------------      ------------------------------
                                          Period Ended       Year Ended       Period Ended       Year Ended
                                            12/31/97          12/31/96          12/31/97           12/31/96
                                          ------------      ------------      ------------      ------------
Operations:
  Net Investment Income                   $    177,863      $    187,238      $     32,928      $     54,469
  Net Realized Gain (Loss)
   from Security Transactions                3,181,316           683,564         2,847,393         1,170,699
  Net Unrealized Gain (Loss)
   on Investments                            4,619,375         2,082,615         4,342,324         2,882,162
                                          ------------      ------------      ------------      ------------
   NET INCREASE (DECREASE) IN
    ASSETS FROM OPERATIONS .............  $  7,978,554      $  2,953,417      $  7,222,645      $  4,107,330

Distributions to Shareholders:
  Net Investment Income                       (177,619)         (187,246)          (32,962)          (54,430)
  Net Realized Gain from
   Security Transactions                    (3,181,370)         (683,506)       (2,847,390)       (1,170,723)
                                          ------------      ------------      ------------      ------------
   NET DECREASE IN ASSETS
    FROM DISTRIBUTIONS .................  $ (3,358,989)     $   (870,752)     $ (2,880,352)     $ (1,225,153)

Capital Share Transactions:
  Proceeds From Sale of Shares               4,489,896         4,956,433         6,374,904         5,387,376
  Net Asset Value of Shares Issued on
   Reinvestment of Distributions             3,552,221           378,150         3,931,454            45,955
  Cost of Shares Redeemed                   (2,183,617)         (862,984)       (1,684,251)       (1,414,677)
                                          ------------      ------------      ------------      ------------
   NET INCREASE IN ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .........  $  5,858,500      $  4,471,599      $  8,622,107      $  4,018,654

NET CHANGE IN NET ASSETS ...............  $ 10,478,065      $  6,554,264      $ 12,964,400      $  6,900,831

Net Assets at Beginning of Period ......  $ 21,422,713      $ 14,868,449      $ 22,091,903      $ 15,191,072

NET ASSETS AT END OF PERIOD ............  $ 31,900,778      $ 21,422,713      $ 35,056,303      $ 22,091,903



The accompanying notes are an integral part of the financial statements. (see pages 26-28)

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                             DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                    Bond Funds
                                        ------------------------------------------------------------------
                                               Fixed Income Fund                 Municipal Income Fund
                                        ------------------------------      ------------------------------
                                        Period Ended      Year Ended        Period Ended       Year Ended
                                          12/31/97         12/31/96           12/31/97          12/31/96
                                        ------------      ------------      ------------      ------------
OPERATIONS:
Net Investment Income                   $    991,103      $    878,629      $    144,680      $    101,166
Net Realized Gain (Loss)
  from Security Transactions                  34,654           (28,072)            1,607              (179)
Net Unrealized Gain (Loss)
  on Investments                             415,756          (362,410)           71,818           (14,667)
                                        ------------      ------------      ------------      ------------
  NET INCREASE (DECREASE) IN
   ASSETS FROM OPERATIONS.............  $  1,441,513      $    488,147      $    218,105      $     86,320

Distributions to Shareholders:
Net Investment Income                       (991,205)         (878,592)         (144,712)         (101,172)
Net Realized Gain from
  Security Transactions                            0                 0            (1,427)                0
                                        ------------      ------------      ------------      ------------
  NET DECREASE IN ASSETS
   FROM DISTRIBUTIONS.................. $   (991,205)     $   (878,592)     $   (146,139)     $   (101,172)

Capital Share Transactions:
Proceeds From Sale of Shares               3,804,230         3,685,344         1,550,612           590,156
Net Asset Value of Shares Issued on
  Reinvestment of Dividends/Gains            843,824           590,859            46,997            69,737
Cost of Shares Redeemed                   (2,362,597)       (3,721,495)         (577,731)         (113,280)
                                        ------------      ------------      ------------      ------------
  NET INCREASE IN ASSETS FROM
   CAPITAL SHARE TRANSACTIONS.......... $  2,285,457      $    554,708      $  1,019,878      $    546,613

NET CHANGE IN NET ASSETS............... $  2,735,765      $    164,263      $  1,091,844      $    531,761

Net Assets at Beginning of Period...... $ 16,139,119      $ 15,974,856      $  2,814,659      $  2,282,898

NET ASSETS AT END OF PERIOD............ $ 18,874,884      $ 16,139,119      $  3,906,503      $  2,814,659


The accompanying notes are an integral part of the financial statements. (see pages 26-28)


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                    GROWTH FUND
                                                      ---------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31
                                                      ---------------------------------------------------------------------
                                                          1997            1996            1995        1994           1993
                                                      ------------    -----------     ----------   ----------    ----------
Net Asset Value
   Beginning of Period ............................   $     21.16     $     18.86     $   14.82     $   15.71     $   15.00

Operations:
   Net Investment Income ..........................          0.16            0.19          0.24          0.24          0.18
   Net Gains (Losses) on Securities
       (Realized & Unrealized) ....................          7.01            2.98          4.41         (0.89)         0.71
                                                      -----------     -----------     ---------     ---------     ---------
Total Operations ..................................   $      7.17     $      3.17     $    4.65     $   (0.65)    $    0.89

Distributions:
   Dividends from Net
       Investment Income ..........................         (0.16)          (0.19)        (0.24)        (0.24)        (0.18)
   Distributions from Net
       Realized Capital Gains .....................         (2.79)          (0.68)        (0.37)         0.00          0.00
                                                      -----------     -----------     ---------     ---------     ---------
Total Distributions ...............................   $     (2.95)    $     (0.87)    $   (0.61)    $   (0.24)    $   (0.18)

Net Asset Value
   End of Period ..................................   $     25.38     $     21.16     $   18.86     $   14.82     $   15.71

Total Return ......................................         33.96%          16.85%        31.61%        (4.22%)        5.93%

Net Assets, End of Period
   (Millions) .....................................   $     31.90     $     21.42     $   14.87     $    9.30     $    6.58

Ratios after Fee Waivers: (1)
   Ratio of Expenses to
       Average Net Assets .........................          0.97%           1.00%         1.00%        1.00%         1.00%
   Ratio of Net Income to
       Average Net Assets .........................          0.65%           0.99%         1.42%        1.65%         1.38%

Portfolio Turnover Rate ...........................         54.44%          26.78%        52.91%       30.38%        23.57%
Average Commission Rate
   (cents per share) ..............................   $    0.0676     $    0.0799

        --------------------------------
        (1)     The Adviser waived 0.33% of the management fee during 1997.  The Adviser intends these fee waivers to be permanent, although the Adviser retains the right to remove the waivers after 12/31/98.  As of 12/31/97, assuming no waiver of management fee expenses, the Growth Fund ratios would have been: Expenses to average net assets of 1.30% and
                Net income to average net assets of 0.35% (see note #3 on pages 26-27).


                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. (SEE PAGES 26-28)



FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                OPPORTUNITY FUND
                                                         --------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31
                                                         -------------------------------------------------
                                                                                                                      5/16/94
                                                             1997                1996               1995             12/31/94
                                                         -----------          ---------          ---------          ----------
Net Asset Value
   Beginning of Period ...............................   $     22.65          $   19.42          $   15.70          $   15.00

Operations:
   Net Investment Income .............................          0.03               0.06               0.08               0.05
   Net Gains (Losses) on Securities
       (Realized & Unrealized) .......................          6.13               4.43               3.89               0.70
                                                         -----------          ---------          ---------          ---------
Total Operations                                         $      6.16          $    4.49          $    3.97          $    0.75
Distributions:
   Dividends from Net
       Investment Income .............................         (0.03)             (0.06)             (0.08)             (0.05)
   Distributions from Net
       Realized Capital Gains ........................         (2.34)             (1.20)             (0.17)              0.00
                                                         -----------           --------          ---------          ---------
Total Distributions ..................................   $     (2.37)         $   (1.26)         $   (0.25)         $   (0.05)

Net Asset Value
       End of Period .................................   $     26.44          $   22.65          $   19.42          $   15.70

Total Return .........................................         27.26%             23.10%             25.27%              4.99%

Net Assets, End of Period
       (Millions) ....................................   $     35.06          $   22.09          $   15.19          $    6.29

Ratios after Fee Waivers: (1)
   Ratio of Expenses to
       Average Net Assets (2) ........................          0.97%              1.00%              1.00%              1.00%
   Ratio of Net Income to
       Average Net Assets (2).........................          0.11%              0.28%              0.59%              1.01%

Portfolio Turnover Rate ..............................         55.05%             46.43%              62.15%            58.73%
Average Commission Rate
       (cents per share) .............................   $     0.0721          $  0.0876

        --------------------------------
        (1)     The Adviser waived 0.33% of the management fee during 1997.  The Adviser intends these fee waivers to be permanent, although the Adviser retains the right to remove the waivers after 12/31/98.  As of 12/31/97, assuming no waiver of management fee expenses, the Opportunity Fund ratios would have been: Expenses to average net assets of 1.30%
                and  Net income to average net assets of -0.17% (see note #3 on pages 26-27).

        (2)     Ratios were annualized in 1994.

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. (SEE PAGES 26-28)



FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                    FIXED INCOME FUND
                                          -------------------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31
                                          -------------------------------------------------------------
                                               1997        1996         1995         1994         1993
                                          ---------    ---------    ---------    ---------    ---------
Net Asset Value
    Beginning of Period ...............   $   15.45    $   15.84    $   14.20    $   15.80    $   15.00

Operations:
    Net Investment Income .............        0.88         0.86         0.83         0.80         0.60
    Net Gains (Losses) on Securities
                (Realized & Unrealized)        0.39        (0.39)        1.64        (1.60)        0.83
                                          ---------    ---------    ---------    ---------    ---------
Total Operations ......................   $    1.27    $    0.47    $    2.47    $   (0.80)   $    1.43

Distributions:
    Dividends from Net
               Investment Income ......       (0.88)       (0.86)       (0.83)       (0.80)       (0.60)
    Distributions from Net
                Realized Capital Gains         0.00         0.00         0.00         0.00        (0.03)
                                          ---------    ---------    ---------    ---------    ---------
Total Distributions ...................   $   (0.88)   $   (0.86)   $   (0.83)   $   (0.80)   $   (0.63)

Net Asset Value
    End of Period .....................   $   15.84    $   15.45    $   15.84    $   14.20    $   15.80

Total Return ..........................        8.44%        3.11%       17.70%       (5.14%)       9.51%

Net Assets, End of Period
    (Millions) ........................   $   18.87    $   16.14    $   15.97    $   12.46    $   10.08

Ratios after Fee Waivers: (1)
    Ratio of Expenses to
                Average Net Assets ....        0.85%        0.85%        0.85%        0.85%        0.85%
    Ratio of Net Income to
                Average Net Assets ....        5.67%        5.56%        5.54%        5.53%        5.08%

Portfolio Turnover Rate ...............       29.33%       14.04%        4.95%        0.04%        10.14%


        --------------------------------
        (1)     The Adviser intends fee waivers of 0.30% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/98.  As of 12/31/97, assuming no waiver of management fee expenses, the Fixed Income Fund ratios would have been: Expenses to average net assets of 1.15% and Net income to average net assets of 5.37%
                (see note #3 on pages 26-27).


                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. (SEE PAGES 26-28)




FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                                         MUNICIPAL INCOME FUND
                                                         ----------------------------------------------------

                                                                 YEAR ENDED DECEMBER 31
                                                         -------------------------------------
                                                                                                    5/16/94-
                                                             1997         1996          1995        12/31/94
                                                         ---------     ---------     ---------     ---------
Net Asset Value
    Beginning of Period ..............................   $   15.57     $   15.68     $   14.73     $   15.00

Operations:
    Net Investment Income ............................        0.64          0.63          0.63          0.39
    Net Gains (Losses) on Securities
        (Realized & Unrealized) ......................        0.32         (0.11)         0.96         (0.27)
                                                         ---------     ---------     ---------     ---------
Total Operations .....................................   $    0.96     $    0.52     $    1.59     $    0.12

Distributions:
    Dividends from Net
        Investment Income ............................       (0.64)        (0.63)        (0.63)        (0.39)
    Distributions from Net
        Realized Capital Gains .......................       (0.01)         0.00         (0.01)         0.00
                                                         ---------     ---------     ---------     ---------
Total Distributions ..................................   $   (0.65)    $   (0.63)    $   (0.64)    $   (0.39)

Net Asset Value
    End of Period ....................................   $   15.88     $   15.57     $   15.68     $   14.73

Total Return .........................................        6.23%         3.43%        10.88%        0.81%

Net Assets, End of Period
    (Millions) .......................................   $    3.90     $    2.81     $    2.28     $    1.49

Ratios after Fee Waivers: (1)
    Ratio of Expenses to
        Average Net Assets (2) .......................        0.63%         0.75%         0.68%         0.01%
    Ratio of Net Income to
        Average Net Assets (3) .......................        4.19%         4.18%         4.28%         5.46%

Portfolio Turnover Rate ..............................        9.95%         6.25%         7.81%         0.00%


        --------------------------------
        (1)    The Adviser intends fee waivers of 0.50% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/98.  As of 12/31/97, assuming no waiver of management fee expenses, the Municipal Income Fund ratios would have been: Expenses to average net assets of 1.15% and Net income to average net assets of 3.67% (see note #3 on pages 26-27).

        (2)    The Adviser waived 1.14% of the fee on the Municipal Income Fund in 1994, 0.47% of the fee in 1995, 0.40% in 1996,
               and 0.52% of the fee in 1997.

        (3)    Ratios were annualized in 1994.

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. (SEE PAGES 26-28)



-------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                            DECEMBER 31, 1997
-------------------------------------------------------------------------------

1) ORGANIZATION:
The Growth Fund, Fixed Income Fund, Opportunity Fund and Municipal Income Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994.

The investment objective of the Growth Fund is long term capital growth. The investment objective of the Opportunity Fund is long term capital growth. The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital. The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION AND TRANSACTIONS:
The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
SECURITIES:
Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

INCOME TAXES:
It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3) INVESTMENT ADVISORY AGREEMENT:
The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund and Opportunity Fund paid the Adviser a management fee at the annual rate of 0.97% of the Funds' average daily net assets, which was accrued daily and paid monthly. The Fixed Income Fund paid the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund paid the Adviser a management fee at the annual rate of 0.63% of the Fund's average daily net assets, both of which are accrued daily and paid monthly.

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                            DECEMBER 31, 1997
--------------------------------------------------------------------------------

3) INVESTMENT ADVISORY AGREEMENT (CON'T):
The Adviser has received management fees for the period January 1 - December 31, 1997 as follows:

       Growth Fund           $263,695        Fixed Income Fund     $ 148,777
       Opportunity Fund      $285,002        Municipal Income Fund $  21,591

The Adviser is authorized to charge the Growth Fund and Opportunity Fund a management fee of 1.30% of the average daily net assets of the Funds, and has waived 0.33% of these fees. The Adviser is authorized to charge the Fixed Income Fund a management fee of 1.15%, of the average daily net assets of the Fund, and has waived 0.30% of these fees. The Adviser is authorized to charge a management fee of 1.15% on the Municipal Income Fund, and has waived 0.52% of these fees. The Adviser intends the current fee waivers on the Growth, Opportunity, and Fixed Income Funds to be permanent, and 0.50% of the waivers on the Municipal Income Fund to be permanent, although the Adviser has the right to remove these fee waivers any time after December 31, 1998.

4) RELATED PARTY TRANSACTIONS:
All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each outside trustee has received compensation during the 12 months ending December 31, 1997, of $3,000 for his responsibilities as trustee and has received no additional compensation from the Trust.

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1997, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund, the Opportunity Fund, the Fixed Income Fund, and the Municipal Income Fund.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency and fund accounting services to the Funds. These services are paid for by the Adviser.

5) CAPITAL SHARE TRANSACTIONS:
As of December 31, 1997, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - DECEMBER 31, 1997:


                                             GROWTH      OPPORTUNITY     FIXED         MUNICIPAL
                                              FUND           FUND         FUND           FUND
                                           ---------       -------     ---------       -------
Shares Sold to Investors                     188,160       255,965       244,472        98,812
Shares Issued on Reinvestment Dividends      145,225       156,725        54,466         3,006
                                           ---------       -------     ---------       -------
Subtotal                                     333,385       412,690       298,938       101,818
Shares Redeemed                              (88,733)      (62,188)     (151,669)      (36,599)
                                           ---------       -------     ---------       -------
Net Increase                                 244,652       350,502       147,269        65,219
SHARES OUTSTANDING:
December 31, 1996 (beginning of period)    1,012,453       975,440     1,044,581       180,763
DECEMBER 31, 1997 (END OF PERIOD)          1,257,105     1,325,942     1,191,850       245,982

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NOTES TO THE FINANCIAL STATEMENTS                            DECEMBER 31, 1997
--------------------------------------------------------------------------------

6) PURCHASES AND SALES OF SECURITIES:
During the 12 months ended December 31, 1997, purchases and sales of investment securities aggregated:

                            Investment Securities other than
                            Short Term Investments and US
                            Government Obligations            US Government Obligations
                            Purchases       Sales             Purchases       Sales
                            ---------       -----             ---------       -----
Growth Fund                $17,444,135   $14,862,689          $         0   $         0
Opportunity Fund           $21,676,877   $16,307,893          $         0   $         0
Fixed Income Fund          $ 6,844,942   $ 3,334,310          $   247,614   $ 1,732,095
Municipal Income Fund      $ 1,211,780   $   342,546          $         0   $         0


7) SECURITY TRANSACTIONS:
For Federal income tax purposes, the cost of investments owned on December 31, 1997 was the same as identified cost. As of December 31, 1997 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                          NET
                                                                      APPRECIATION
       FUND               APPRECIATION         (DEPRECIATION)        (DEPRECIATION)
       ----               ------------          -------------         -------------
       Growth              $  9,654,371          ($283,108)            $9,371,263
       Opportunity         $ 10,035,605          ($691,974)            $9,343,631
       Fixed Income        $    479,268          ($ 12,851)            $  466,417
       Municipal Income    $    121,769          ($      3)            $  121,766

8) RECLASSIFICATION OF CAPITAL ACCOUNTS:
The Trust has adopted Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies. As a result of this statement, the Trust changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, undistributed net investment gain, undistributed capital gains, and undistributed income have been adjusted to paid in capital as of December 31, 1997 in the following amounts. The restatements did not change net investment income, net realized gain (loss), or net assets for the year ended December 31, 1997.

                                              UNDISTRIBUTED NET     UNDISTRIBUTED
                            CAPITAL PAID IN   INVESTMENT INCOME     CAPITAL GAIN
                            ---------------   -----------------     ------------
       Growth Fund                  0                0                  0
       Opportunity Fund             0                0                  0
       Fixed Income Fund          (65)              65                  0
       Municipal Income Fund      (32)              32                  0


9) FINANCIAL INSTRUMENTS DISCLOSURE:
There are no reportable financial instruments that have any off balance sheet risk as of December 31, 1997.

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REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

MCCURDY AND ASSOCIATES CPA'S, INC.
27955 CLEMENS ROAD
WESTLAKE, OHIO  44145




To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust

      We have audited the statements of assets and liabilities including the portfolios of investments, of the Johnson Mutual Funds Trust (comprising, respectively, the Growth Fund, the Fixed Income Fund, the Municipal Income Fund, and the Opportunity Fund) as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
January 14, 1998

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                              TRUSTEES AND OFFICERS
                     Timothy E. Johnson       Trustee, President
                          John W. Craig       Trustee
                      Ronald H. McSwain       Trustee
                       Kenneth S. Shull       Trustee

                         Dale H. Coates       Vice President
                      Richard T. Miller       Vice President
                  Dianna J. Rosenberger       CFO, Treasurer
                       David C. Tedford       Secretary

              ----------------------------------------------------

                       TRANSFER AGENT AND FUND ACCOUNTANT

                             Johnson Financial, Inc.
                             Cincinnati, Ohio 45247
                                  513-385-4001
                                  800-541-0170

              ----------------------------------------------------

                                   CUSTODIAN

                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202

              ----------------------------------------------------

                                    AUDITORS

                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145







     This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each Fund's policies and other information that may be helpful in making an investment decision.

--------------------------------------------------------------------------------